UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________ to ___________________

Date of Report (Date of earliest event reported) __________________________

Commission File Number of securitizer: __________________________

Central Index Key Number of securitizer: __________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002083697

Verus Securitization Trust 2025-10

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg
(202) 534-1815
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare Report
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC QM-ATR Diligence Report
99.6	AMC Valuation Report
99.7	AMC Supplemental Data
99.8	AMC Tax and Title Report
99.9	AMC Multi Property Valuation Report
99.10	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.11	Canopy Exceptions Report
99.12	Canopy Rating Agency Grades
99.13	Canopy Data Compare
99.14	Canopy ATR QM Report
99.15	Canopy Valuation Report
99.16	Clarifii LLC (“Clarifii”) Executive Summary
99.17	Clarifii Rating Agency Grades Detail Report
99.18	Clarifii Rating Agency Grades Summary Report
99.19	Clarifii Data Compare Report
99.20	Clarifii ATR QM Report
99.21	Clarifii Valuation Report
99.22	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.23	Digital Risk Exception Report
99.24	Digital Risk Rating Agency Grades
99.25	Digital Risk Data Integrity Report
99.26	Digital Risk QM Status Report
99.27	Digital Risk Valuation Report
99.28	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.29	Clayton Conditions Report
99.30	Clayton Loan Level Tape Compare Upload
99.31	Clayton Non ATR QM Upload
99.32	Clayton Rating Agency Grades Report
99.33	Clayton Valuations Summary
99.34	Evolve Mortgage Services, LLC (“Evolve”) Executive Summary
99.35	Evolve Exception Detail
99.36	Evolve Data Compare
99.37	Evolve QM ATR Data
99.38	Evolve Rating Agency Grades
99.39	Evolve Valuation Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 22, 2025

VMC ASSET DEPOSITOR III, LLC

By:	/s/ Danny Rosenberg
	Name:	Danny Rosenberg
	Title:	Chief Financial Officer